ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - item	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Leased and owned hotels
Organization and presentation activities
Number of hotels	624	616
Manachised hotels
Organization and presentation activities
Number of hotels	2,471	2,067
Franchised hotels
Organization and presentation activities
Number of hotels	174	80
Minimum
Organization and presentation activities
Term of franchise and management agreement	8 years
Minimum | Leased and owned hotels
Organization and presentation activities
Lease rent holiday period	2 months
Fixed escalation in rent (as a percent)	3.00%
Period before rent escalations	3 years
Maximum
Organization and presentation activities
Term of franchise and management agreement	10 years
Maximum | Leased and owned hotels
Organization and presentation activities
Lease rent holiday period	6 months
Fixed escalation in rent (as a percent)	5.00%
Period before rent escalations	5 years